Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands	Total	Auxilium Pharmaceuticals, Inc.	Par Pharmaceutical Holdings, Inc.	Total Endo International plc Shareholders’ Equity	Total Endo International plc Shareholders’ Equity Auxilium Pharmaceuticals, Inc.	Total Endo International plc Shareholders’ Equity Par Pharmaceutical Holdings, Inc.	Ordinary Shares	Ordinary Shares Auxilium Pharmaceuticals, Inc.	Ordinary Shares Par Pharmaceutical Holdings, Inc.	Euro Deferred Shares	Additional Paid-in Capital	Additional Paid-in Capital Auxilium Pharmaceuticals, Inc.	Additional Paid-in Capital Par Pharmaceutical Holdings, Inc.	Accumulated Deficit	Accumulated other comprehensive loss	Noncontrolling Interests
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2014							153,912,985			4,000,000
Shareholders' equity, beginning balance at Dec. 31, 2014	$ 2,408,213			$ 2,374,757			$ 15			$ 48	$ 3,093,867			$ (595,085)	$ (124,088)	$ 33,456
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net (loss) income	(1,495,325)			(1,495,042)										(1,495,042)		(283)
Other comprehensive income (loss)	(256,708)			(256,213)											(256,213)	(495)
Compensation related to share-based awards	61,185			61,185							61,185
Exercise of options (in shares)							880,885
Exercise of options	27,217			27,217							27,217
Tax benefits of share awards, net	20,051			20,051							20,051
Issuance of ordinary shares related to the employee stock purchase plan (in shares)							67,867
Issuance of ordinary shares related to the employee stock purchase plan	4,299			4,299							4,299
Ordinary shares issued (in shares)							27,982,302
Ordinary shares issued	2,300,000			2,300,000			$ 3				2,299,997
Equity issuance fees	(66,956)			(66,956)							(66,956)
Ordinary shares issued in connection with acquisitions (in shares)								18,609,835	18,069,899
Ordinary shares issued in connection with acquisition		$ 1,519,320	$ 1,325,248		$ 1,519,320	$ 1,325,248		$ 2	$ 2			$ 1,519,318	$ 1,325,246
Tax withholding for restricted shares	(15,398)			(15,398)							(15,398)
Share repurchases (in shares)							(4,361,957)
Share repurchases	(251,088)			(251,088)										(251,088)
Buy-out of noncontrolling interests, net	(39,608)			(6,876)							(2,972)				(3,904)	(32,732)
Fair value of equity component of acquired Auxilium Notes	266,649			266,649							266,649
Conversion of convertible debt (in shares)							5,170,239
Conversion of Auxilium Notes	160,892			160,892							160,892
Settlement of common stock warrants							1,792,379
Other (in shares)							(152)
Other	(15)			(15)						$ (5)	(10)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2015							222,124,282			4,000,000
Shareholders' equity, ending balance at Dec. 31, 2015	5,967,976			5,968,030			$ 22			$ 43	8,693,385			(2,341,215)	(384,205)	(54)
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net (loss) income	(3,347,050)			(3,347,066)										(3,347,066)		16
Other comprehensive income (loss)	30,809			30,771											30,771	38
Compensation related to share-based awards	59,769			59,769							59,769
Exercise of options (in shares)							62,589
Exercise of options	1,952			1,952							1,952
Tax benefits of share awards, net	(5,449)			(5,449)							(5,449)
Issuance of ordinary shares related to the employee stock purchase plan (in shares)							306,918
Issuance of ordinary shares related to the employee stock purchase plan	5,119			5,119							5,119
Ordinary shares issued (in shares)							460,386
Ordinary shares issued	0			0							0
Tax withholding for restricted shares	(11,500)			(11,500)							(11,500)
Other	(37)			(37)						$ (1)	(36)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2016							222,954,175			4,000,000
Shareholders' equity, ending balance at Dec. 31, 2016	2,701,589			2,701,589			$ 22			$ 42	8,743,240			(5,688,281)	(353,434)	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Shareholders' equity, adjusted beginning balance	2,328,764			2,328,764						42	8,743,240			(6,061,106)	(353,434)	0
Effect of adopting ASU 2016-16 (NOTE 2) | Accounting Standards Update 2016-16	(372,825)			(372,825)										(372,825)
Net (loss) income	(2,035,433)			(2,035,433)										(2,035,433)
Other comprehensive income (loss)	143,613			143,613											143,613
Compensation related to share-based awards	50,149			50,149							50,149
Ordinary shares issued (in shares)							377,531
Tax withholding for restricted shares	(2,078)			(2,078)							(2,078)
Other	(135)			(135)						$ 6	(141)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2017							223,331,706			4,000,000
Shareholders' equity, ending balance at Dec. 31, 2017	$ 484,880			$ 484,880			$ 22			$ 48	$ 8,791,170			$ (8,096,539)	$ (209,821)	$ 0